MERCHANDISE TRUSTS - Reconciliation of Merchandise Trust Activities (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Available For Sale Securities [Line Items]
Balance, beginning of period	$ 488,248	$ 515,456	$ 515,456
Balance, end of period	519,529		488,248	$ 515,456
Variable Interest Entity, Primary Beneficiary | Merchandise Trusts
Schedule Of Available For Sale Securities [Line Items]
Balance, beginning of period	488,248	515,456	515,456	507,079
Contributions	40,440	49,762	66,408	59,983
Distributions	(45,256)	(53,321)	(79,862)	(81,634)
Interest and dividends	22,537	20,486	27,228	24,762
Capital gain distributions	363	405	543	1,149
Realized gains and losses, net	2,063	(258)	(1,012)	17,762
Other than temporary impairment	(2,816)	(11,977)	(28,555)
Taxes	(655)	(337)	(347)	(1,272)
Fees	(3,206)	(3,049)	(3,855)	(3,095)
Unrealized change in fair value	17,811	2,860	(7,756)	(9,278)
Balance, end of period	$ 519,529	$ 520,027	$ 488,248	$ 515,456